Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000047593 | FR_BYT16L900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047593 | FR_079087003
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047593 | FR_410359905
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047593 | FR_B39GNW904
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047593 | FR_686688102
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047593 | FR_G16258959
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047593 | FR_093712107
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047593 | FR_B06YV4907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047593 | FR_B09M9F900
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047593 | FR_11285B108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047593 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	26.00%
C000047593 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.50%
C000047593 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047593 | Spain
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047593 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047593 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047593 | Canada
Holdings [Line Items]
Percent of Total Investments	4.70%
C000047593 | Japan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000047593 | Germany
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047593 | China
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047593 | United States
Holdings [Line Items]
Percent of Total Investments	32.40%
C000047595 | FR_BYT16L900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047595 | FR_079087003
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047595 | FR_410359905
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047595 | FR_B39GNW904
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047595 | FR_686688102
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047595 | FR_G16258959
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047595 | FR_093712107
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047595 | FR_B06YV4907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047595 | FR_B09M9F900
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047595 | FR_11285B108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047595 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	26.00%
C000047595 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.50%
C000047595 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047595 | Spain
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047595 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047595 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047595 | Canada
Holdings [Line Items]
Percent of Total Investments	4.70%
C000047595 | Japan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000047595 | Germany
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047595 | China
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047595 | United States
Holdings [Line Items]
Percent of Total Investments	32.40%
C000047596 | FR_BYT16L900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047596 | FR_079087003
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047596 | FR_410359905
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047596 | FR_B39GNW904
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047596 | FR_686688102
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047596 | FR_G16258959
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047596 | FR_093712107
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047596 | FR_B06YV4907
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047596 | FR_B09M9F900
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047596 | FR_11285B108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047596 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	26.00%
C000047596 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.50%
C000047596 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047596 | Spain
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047596 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047596 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047596 | Canada
Holdings [Line Items]
Percent of Total Investments	4.70%
C000047596 | Japan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000047596 | Germany
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047596 | China
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047596 | United States
Holdings [Line Items]
Percent of Total Investments	32.40%
C000070983 | FR_278865100
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070983 | FR_98419M100
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070983 | FR_403187909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070983 | FR_20441A102
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070983 | FR_030420103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070983 | FR_92338C103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070983 | FR_G7S00T104
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070983 | FR_29670G102
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070983 | FR_941848103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070983 | FR_B39J2M903
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070983 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	12.50%
C000070983 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.60%
C000070983 | France
Holdings [Line Items]
Percent of Total Investments	3.30%
C000070983 | Japan
Holdings [Line Items]
Percent of Total Investments	6.50%
C000070983 | China
Holdings [Line Items]
Percent of Total Investments	4.60%
C000070983 | United States
Holdings [Line Items]
Percent of Total Investments	49.50%
C000070983 | South Korea
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070983 | Italy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000070983 | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000070983 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000070983 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.90%
C000070984 | FR_278865100
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070984 | FR_98419M100
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070984 | FR_403187909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070984 | FR_20441A102
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070984 | FR_030420103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070984 | FR_92338C103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070984 | FR_G7S00T104
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070984 | FR_29670G102
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070984 | FR_941848103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070984 | FR_B39J2M903
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070984 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	12.50%
C000070984 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.60%
C000070984 | France
Holdings [Line Items]
Percent of Total Investments	3.30%
C000070984 | Japan
Holdings [Line Items]
Percent of Total Investments	6.50%
C000070984 | China
Holdings [Line Items]
Percent of Total Investments	4.60%
C000070984 | United States
Holdings [Line Items]
Percent of Total Investments	49.50%
C000070984 | South Korea
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070984 | Italy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000070984 | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000070984 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000070984 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.90%
C000139783 | FR_278865100
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139783 | FR_98419M100
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139783 | FR_403187909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139783 | FR_20441A102
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139783 | FR_030420103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139783 | FR_92338C103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139783 | FR_G7S00T104
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139783 | FR_29670G102
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139783 | FR_941848103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139783 | FR_B39J2M903
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139783 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	12.50%
C000139783 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.60%
C000139783 | France
Holdings [Line Items]
Percent of Total Investments	3.30%
C000139783 | Japan
Holdings [Line Items]
Percent of Total Investments	6.50%
C000139783 | China
Holdings [Line Items]
Percent of Total Investments	4.60%
C000139783 | United States
Holdings [Line Items]
Percent of Total Investments	49.50%
C000139783 | South Korea
Holdings [Line Items]
Percent of Total Investments	1.80%
C000139783 | Italy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000139783 | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000139783 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000139783 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.90%
C000131729 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000131729 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131729 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131729 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131729 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000131729 | A
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000131729 | AA
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000131729 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000131729 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000131729 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000131729 | AssetTaxable Municipal Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131729 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	8.20%
C000131729 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000131729 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000131729 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.90%
C000131729 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000131729 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.80%
C000131731 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000131731 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131731 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131731 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131731 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000131731 | A
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000131731 | AA
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000131731 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000131731 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000131731 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000131731 | AssetTaxable Municipal Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131731 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	8.20%
C000131731 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000131731 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000131731 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.90%
C000131731 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000131731 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.80%
C000211124 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000211124 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211124 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211124 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211124 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000211124 | A
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000211124 | AA
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000211124 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000211124 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000211124 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000211124 | AssetTaxable Municipal Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000211124 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	8.20%
C000211124 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000211124 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000211124 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.90%
C000211124 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000211124 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.80%
C000023745 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023745 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023745 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023745 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023745 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023745 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023745 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023745 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023745 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023745 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023745 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023745 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023745 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023745 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023745 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023745 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000023745 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000023745 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000023745 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000023745 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000023745 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000023746 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023746 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023746 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023746 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023746 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023746 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023746 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023746 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023746 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023746 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023746 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023746 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023746 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023746 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023746 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023746 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000023746 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000023746 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000023746 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000023746 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000023746 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000023747 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023747 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023747 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023747 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023747 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023747 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023747 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023747 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023747 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023747 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023747 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023747 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023747 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023747 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023747 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023747 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000023747 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000023747 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000023747 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000023747 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000023747 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000211123 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211123 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.90%
C000211123 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211123 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211123 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.60%
C000211123 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.50%
C000211123 | FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211123 | FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211123 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000211123 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000211123 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211123 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211123 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211123 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211123 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000211123 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000211123 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211123 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211123 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000211123 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000211123 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%